Expenses By Nature - Summary of Expenses By Nature (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of expenses by nature [Line Items]
Payroll and employee benefits	¥ 1,953,723	¥ 1,497,459	¥ 802,355
Cost of goods sold	71,716	34,138	192,523
Depreciation and amortization	101,131	89,610	86,552
Professional services fee	107,178	46,918	63,811
Service fee from a related party	90,055	111,532	30,274
Outsourcing service fee	67,438	43,239	27,834
Utilities and property management fee	35,698	31,978	38,210
Others	107,205	88,705	72,814
Total cost of revenue, research and development expenses, administrative expenses and selling expenses	2,534,144	1,943,579	1,314,373
Payroll and employee benefits:
Salaries, allowances, bonus and benefits in kind	728,373	544,968	460,221
Contributions to defined contribution retirement plan	37,483	20,707	16,705
Share-based compensation expenses	1,187,867	931,784	325,429
Employee benefits	1,953,723	1,497,459	802,355
Property and equipment [member]
Disclosure of expenses by nature [Line Items]
Depreciation and amortization	58,312	49,090	50,519
Right-of-use assets [member]
Disclosure of expenses by nature [Line Items]
Depreciation and amortization	38,484	36,205	31,748
Intangible assets [member]
Disclosure of expenses by nature [Line Items]
Depreciation and amortization	¥ 4,335	¥ 4,315	¥ 4,285